Unaudited Condensed Consolidated Income Statement - GBP (£) £ in Millions, shares in Millions	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Sales	£ 11,753	£ 10,436
Excise duties	(3,796)	(3,562)
Net sales	7,957	6,874
Cost of sales	(2,955)	(2,661)
Gross profit	5,002	4,213
Marketing	(1,351)	(1,085)
Other operating items	(908)	(889)
Operating profit/(loss)	2,743	2,239
Non-operating items	(31)	5
Finance income	130	127
Finance charges	(310)	(327)
Share of after tax results of associates and joint ventures	190	154
Profit before taxation	2,722	2,198
Taxation	(634)	(537)
Profit for the period	2,088	1,661
Attributable to:
Equity shareholders of the parent company	1,965	1,580
Non-controlling interests	123	81
Profit for the period	£ 2,088	£ 1,661
Weighted average number of shares
Shares in issue excluding own shares (in shares)	2,331	2,336
Dilutive potential ordinary shares (in shares)	8	7
Weighted average number of shares (in shares)	2,339	2,343
Basic earnings per share (in GBP per share)	£ 0.843	£ 0.676
Diluted earnings per share (in GBP per share)	£ 0.840	£ 0.674